Commitments (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Minimum Future Commitments Under Contractual Agreements

Minimum future commitments under these contractual arrangements were as follows at December 31, 2018:

	Operating Leases	Long-term debt, Principal and Estimated Interest	Purchase Commitments	Capital Commitments	Other Commitments	Total
Within 1 year	$216	$1,341	$1,364	$37	$114	$3,072
1 to 3 years	316	1,112	949	18	123	2,518
3 to 5 years	212	1,576	945	2	61	2,796
Over 5 years	343	8,689	138	–	20	9,190

Total	$1,087	$12,718	$3,396	$57	$318	$17,576